UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Emerging Opportunities Total Return Fund
January 31, 2019

AC Alternatives Emerging Opportunities Total Return - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 48.6%
Argentina — 1.5%
Argentine Republic Government International Bond, 6.875%, 1/26/27		200,000	169,927
Argentine Republic Government International Bond, 6.625%, 7/6/28		300,000	248,328
			418,255
Colombia — 4.4%
Colombia Government International Bond, 7.375%, 9/18/37		200,000	254,452
Colombian TES, 7.50%, 8/26/26	COP	2,805,000,000	963,108
			1,217,560
Costa Rica — 1.0%
Costa Rica Government International Bond, 4.375%, 4/30/25		$300,000	266,772
Croatia — 2.2%
Croatia Government International Bond, 6.75%, 11/5/19		300,000	307,673
Croatia Government International Bond, 6.625%, 7/14/20		300,000	313,647
			621,320
Dominican Republic — 2.1%
Dominican Republic International Bond, 6.875%, 1/29/26		100,000	108,250
Dominican Republic International Bond, 6.00%, 7/19/28		450,000	465,188
			573,438
Egypt — 1.6%
Egypt Government International Bond, 8.50%, 1/31/47		450,000	434,718
El Salvador — 0.8%
El Salvador Government International Bond, 8.625%, 2/28/29		200,000	216,500
Indonesia — 3.1%
Indonesia Treasury Bond, 6.125%, 5/15/28	IDR	14,000,000,000	870,209
Jordan — 0.7%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	190,622
Mexico — 3.7%
Mexican Bonos, 8.00%, 12/7/23	MXN	2,200,000	114,138
Mexican Bonos, 5.75%, 3/5/26	MXN	8,830,000	397,719
Mexican Bonos, 10.00%, 11/20/36	MXN	8,840,000	515,184
			1,027,041
Nigeria — 1.0%
Nigeria Government International Bond, 7.14%, 2/23/30(1)		$300,000	288,852
Oman — 2.1%
Oman Government International Bond, 5.375%, 3/8/27		650,000	590,134
Paraguay — 0.9%
Paraguay Government International Bond, 4.70%, 3/27/27		250,000	256,250
Peru — 5.4%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	4,900,000	1,499,290
Russia — 4.2%
Russian Federal Bond - OFZ, 6.70%, 5/15/19	RUB	15,000,000	228,933
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	20,000,000	316,507
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20		$600,000	613,045
			1,158,485

Senegal — 1.1%
Senegal Government International Bond, 6.75%, 3/13/48(1)		350,000	312,682
Serbia — 2.1%
Serbia International Bond, 4.875%, 2/25/20		560,000	567,699
South Africa — 7.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	8,355,000	630,227
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	3,540,000	295,427
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,900,000	202,419
Republic of South Africa Government International Bond, 6.875%, 5/27/19		$600,000	606,911
Republic of South Africa Government International Bond, 4.30%, 10/12/28		370,000	345,780
			2,080,764
Trinidad and Tobago — 0.8%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26		250,000	234,063
Tunisia — 1.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		350,000	306,352
Turkey — 1.3%
Turkey Government International Bond, 6.875%, 3/17/36		350,000	345,156
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,421,761)			13,476,162
CORPORATE BONDS — 30.3%
Brazil — 3.9%
Banco do Brasil SA, 6.00%, 1/22/20		275,000	282,081
Banco do Brasil SA, 3.875%, 10/10/22		200,000	197,550
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		200,000	193,500
Minerva Luxembourg SA, 5.875%, 1/19/28		225,000	203,344
Petrobras Global Finance BV, 5.75%, 2/1/29		200,000	196,160
			1,072,635
Chile — 2.6%
Engie Energia Chile SA, 5.625%, 1/15/21		325,000	337,382
Geopark Ltd., 6.50%, 9/21/24		200,000	194,250
Inversiones CMPC SA/Cayman Islands Branch, 4.375%, 5/15/23		200,000	203,172
			734,804
Colombia — 2.1%
AI Candelaria Spain SLU, 7.50%, 12/15/28(1)		300,000	295,200
Millicom International Cellular SA, 5.125%, 1/15/28(1)		300,000	284,250
			579,450
Croatia — 0.9%
Hrvatska Elektroprivreda, 5.875%, 10/23/22		250,000	263,125
Ghana — 0.9%
Tullow Oil plc, 7.00%, 3/1/25(1)		250,000	244,754
Hong Kong — 1.0%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		300,000	295,381
India — 1.0%
Vedanta Resources plc, 6.125%, 8/9/24(1)		300,000	273,646
Indonesia — 4.9%
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24(1)		300,000	274,248
Majapahit Holding BV, 7.75%, 1/20/20(1)		300,000	311,682
Minejesa Capital BV, 4.625%, 8/10/30(1)		300,000	282,592
Perusahaan Listrik Negara PT, 4.125%, 5/15/27(1)		500,000	483,392
			1,351,914

Kazakhstan — 1.1%
KazMunayGas National Co. JSC, 3.875%, 4/19/22	300,000	299,279
Malaysia — 1.1%
Petronas Capital Ltd., 5.25%, 8/12/19	300,000	303,658
Mexico — 6.3%
Alpek SAB de CV, 5.375%, 8/8/23	250,000	257,875
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	345,450	332,962
Controladora Mabe SA de CV, 5.60%, 10/23/28(1)	300,000	293,625
Grupo KUO SAB De CV, 5.75%, 7/7/27	200,000	192,020
Mexichem SAB de CV, 4.875%, 9/19/22	200,000	204,500
Petroleos Mexicanos, 3.50%, 7/23/20	275,000	272,250
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	192,280
		1,745,512
Qatar — 2.4%
Ooredoo International Finance Ltd., MTN, 4.75%, 2/16/21	300,000	308,036
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	350,000	356,809
		664,845
Russia — 1.2%
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	300,000	345,885
Turkey — 0.9%
Turk Telekomunikasyon AS, 3.75%, 6/19/19(1)	250,000	249,425
TOTAL CORPORATE BONDS (Cost $8,413,320)		8,424,313
U.S. TREASURY SECURITIES — 12.4%
U.S. Treasury Bonds, 3.125%, 5/15/48	135,000	138,093
U.S. Treasury Notes, 1.875%, 12/31/19	1,022,000	1,015,732
U.S. Treasury Notes, 2.50%, 5/31/20	1,465,000	1,464,799
U.S. Treasury Notes, 2.125%, 9/30/24(2)	326,000	319,996
U.S. Treasury Notes, 2.875%, 8/15/28	500,000	510,342
TOTAL U.S. TREASURY SECURITIES (Cost $3,430,653)		3,448,962
TEMPORARY CASH INVESTMENTS — 11.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $1,181,278), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $1,155,521)		1,155,449
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $196,390), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $192,007)		192,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,690	1,690
U.S. Treasury Bills, 2.42%, 2/5/19(3)	400,000	399,900
U.S. Treasury Bills, 2.40%, 3/7/19(3)	1,500,000	1,496,671
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,245,710)		3,245,710
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $28,511,444)		28,595,147
OTHER ASSETS AND LIABILITIES — (3.0)%		(842,363)
TOTAL NET ASSETS — 100.0%		$27,752,784

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	9,489,124	USD	225,181	Goldman Sachs & Co.	3/20/19	$17,658
BRL	5,170,089	USD	1,338,326	Goldman Sachs & Co.	3/20/19	75,207
USD	295,361	BRL	1,121,927	Goldman Sachs & Co.	3/20/19	(11,381)
CAD	1,058,611	USD	795,924	Morgan Stanley	3/20/19	10,646
USD	250,749	CAD	333,459	Morgan Stanley	3/20/19	(3,318)
COP	860,903,732	USD	266,081	Goldman Sachs & Co.	3/20/19	10,693
USD	397,100	COP	1,264,008,351	Goldman Sachs & Co.	3/20/19	(9,269)
USD	273,215	COP	896,938,910	Goldman Sachs & Co.	3/20/19	(15,143)
CZK	6,108,708	USD	273,032	UBS AG	3/20/19	(1,227)
EUR	467,474	USD	536,047	JPMorgan Chase Bank N.A.	3/20/19	1,055
HUF	70,573,400	USD	252,861	UBS AG	3/20/19	3,648
HUF	97,618,593	USD	348,827	UBS AG	3/20/19	5,982
USD	538,557	HUF	151,937,648	UBS AG	3/20/19	(13,682)
USD	269,215	HUF	76,115,171	UBS AG	3/20/19	(7,436)
USD	335,259	HUF	94,582,669	UBS AG	3/20/19	(8,515)
IDR	1,369,058,030	USD	92,994	Goldman Sachs & Co.	3/20/19	4,851
IDR	4,051,017,978	USD	275,955	Goldman Sachs & Co.	3/20/19	13,567
USD	432,957	IDR	6,126,342,656	Goldman Sachs & Co.	3/20/19	(4,886)
INR	19,485,446	USD	272,657	Goldman Sachs & Co.	3/20/19	469
KZT	295,989,495	USD	782,213	Goldman Sachs & Co.	3/20/19	(8,733)
MXN	6,371,101	USD	323,272	JPMorgan Chase Bank N.A.	3/20/19	7,729
USD	466,461	MXN	9,469,400	JPMorgan Chase Bank N.A.	3/20/19	(25,507)
MYR	5,555,798	USD	1,327,550	Goldman Sachs & Co.	3/20/19	33,987
MYR	1,237,886	USD	303,403	Goldman Sachs & Co.	3/20/19	(39)
NOK	4,545,234	USD	533,056	Goldman Sachs & Co.	3/20/19	6,955
NOK	3,472,075	USD	407,241	Goldman Sachs & Co.	3/20/19	5,270
USD	1,185,217	PEN	3,994,301	Goldman Sachs & Co.	3/20/19	(13,442)
USD	576,520	PEN	1,929,439	Goldman Sachs & Co.	3/20/19	(2,490)
USD	309,139	PEN	1,031,289	Goldman Sachs & Co.	3/20/19	(343)
USD	684,533	PHP	36,222,065	Goldman Sachs & Co.	3/20/19	(8,225)
PLN	2,017,501	USD	538,618	Goldman Sachs & Co.	3/20/19	4,087
USD	536,678	PLN	2,017,501	Goldman Sachs & Co.	3/20/19	(6,027)
RUB	25,194,010	USD	367,670	Goldman Sachs & Co.	3/20/19	14,756
USD	65,725	RUB	4,403,688	Goldman Sachs & Co.	3/20/19	(1,120)
USD	316,254	RUB	20,853,771	Goldman Sachs & Co.	3/20/19	(291)
THB	2,403,735	USD	73,587	Goldman Sachs & Co.	3/20/19	3,399
THB	9,813,746	USD	307,525	Goldman Sachs & Co.	3/20/19	6,789
USD	407,736	THB	13,338,262	Goldman Sachs & Co.	3/20/19	(19,462)
TRY	2,866,929	USD	506,614	Goldman Sachs & Co.	3/20/19	33,957
TRY	1,414,206	USD	251,147	Goldman Sachs & Co.	3/20/19	15,508
TWD	8,421,316	USD	273,811	Goldman Sachs & Co.	3/20/19	1,189
ZAR	9,682,697	USD	684,048	UBS AG	3/20/19	42,266
USD	1,040,586	ZAR	14,921,694	UBS AG	3/20/19	(78,713)
USD	311,160	ZAR	4,327,791	UBS AG	3/20/19	(13,474)
						$66,945

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	March 2019	USD	100,000	$130,687	$4,327

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	March 2019	EUR	300,000	$568,877	$(11,783)
U.S. Treasury 10-Year Notes	9	March 2019	USD	900,000	1,102,219	(27,681)
					$1,671,096	$(39,464)

CENTRALLY CLEARED INTEREST RATE SWAPS AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	8.34%	1/28/21	MXN 56,500,000	$59,241	$(54,400)	$4,841
MXIBTIIE	Receive	8.27%	1/25/24	MXN 25,500,000	522	(238)	284
					$59,763	$(54,638)	$5,125

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Colombia Government International Bond	Buy	(1.00)%	12/20/23	$910,000	$5,005	$3,293	$8,298
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	12/20/23	$900,000	6,730	5,938	12,668
Bank of America N.A. / Republic of Korea	Buy	(1.00)%	12/20/23	$1,750,000	(47,240)	(9,010)	(56,250)
Morgan Stanley / Qatar Government International Bond	Buy	(1.00)%	12/20/23	$1,800,000	(16,839)	(7,245)	(24,084)
					$(52,344)	$(7,024)	$(59,368)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BZDIOVRA	Receive	6.94%	1/2/20	BRL	12,415,809	$(30,844)
Morgan Stanley	BZDIOVRA	Receive	8.41%	1/2/20	BRL	7,290,000	(63,282)
Morgan Stanley	BZDIOVRA	Pay	10.91%	1/2/23	BRL	2,627,527	110,778
Morgan Stanley	BZDIOVRA	Pay	11.14%	1/2/23	BRL	2,832,569	112,400
							$129,052
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KZT	-	Kazakhstani Tenge
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,106,103, which represented 22.0% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $38,460.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	13,476,162	—
Corporate Bonds	—	8,424,313	—
U.S. Treasury Securities	—	3,448,962	—
Temporary Cash Investments	1,690	3,244,020	—
	1,690	28,593,457	—
Other Financial Instruments
Futures Contracts	4,327	—	—
Swap Agreements	—	249,269	—
Forward Foreign Currency Exchange Contracts	—	319,668	—
	4,327	568,937	—
Liabilities
Other Financial Instruments
Futures Contracts	27,681	11,783	—
Swap Agreements	—	174,460	—
Forward Foreign Currency Exchange Contracts	—	252,723	—
	27,681	438,966	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019